Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PERMANENT PORTFOLIO FAMILY OF FUNDS
Entity Central Index Key	0000357298
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
PERMANENT PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PERMANENT PORTFOLIO®
Class Name	CLASS I
Trading Symbol	PRPFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio ® (“Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class I shares (PRPFX)	$42	.85	%*

*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 5,343,362,332
Holdings Count | Holding	202
Investment Company, Portfolio Turnover	9.02%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$5,343,362,332

Total number of portfolio holdings	202

Portfolio turnover rate as of end of reporting period	9.02%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2025.
PERMANENT PORTFOLIO - CLASS A
Shareholder Report [Line Items]
Fund Name	PERMANENT PORTFOLIO®
Class Name	CLASS A
Trading Symbol	PRPDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio ® (“Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class A shares (PRPDX)	$55	1.11	%*

*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 5,343,362,332
Holdings Count | Holding	202
Investment Company, Portfolio Turnover	9.02%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$5,343,362,332

Total number of portfolio holdings	202

Portfolio turnover rate as of end of reporting period	9.02%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2025.
PERMANENT PORTFOLIO - CLASS C
Shareholder Report [Line Items]
Fund Name	PERMANENT PORTFOLIO®
Class Name	CLASS C
Trading Symbol	PRPHX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio ® (“Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class C shares (PRPHX)	$93	1.88	%*

*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%	[1]
Net Assets	$ 5,343,362,332
Holdings Count | Holding	202
Investment Company, Portfolio Turnover	9.02%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$5,343,362,332

Total number of portfolio holdings	202

Portfolio turnover rate as of end of reporting period	9.02%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2025.
SHORT-TERM TREASURY PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	SHORT-TERM TREASURY PORTFOLIO
Class Name	CLASS I
Trading Symbol	PRTBX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Short-Term Treasury Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at
(800) 531-5142
, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Treasury Portfolio—Class I shares (PRTBX)	$33	.67	%*

*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 13,768,134
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	10.71%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$13,768,134

Total number of portfolio holdings	9

Portfolio turnover rate as of end of reporting period	10.71%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Short-Term Treasury Portfolio’s investment holdings by months to maturity, as a percentage of investments as of July 31, 2025.
VERSATILE BOND PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	VERSATILE BOND PORTFOLIO
Class Name	CLASS I
Trading Symbol	PRVBX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class I shares (PRVBX)	$33	.67	%*

*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 92,849,057
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	8.65%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$92,849,057

Total number of portfolio holdings	72

Portfolio turnover rate as of end of reporting period	8.65%

Holdings [Text Block]
What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2025. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

VERSATILE BOND PORTFOLIO - CLASS A
Shareholder Report [Line Items]
Fund Name	VERSATILE BOND PORTFOLIO
Class Name	CLASS A
Trading Symbol	PRVDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class A shares (PRVDX)	$45	.91	%*

*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 92,849,057
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	8.65%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$92,849,057

Total number of portfolio holdings	72

Portfolio turnover rate as of end of reporting period	8.65%

Holdings [Text Block]
What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2025. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

VERSATILE BOND PORTFOLIO - CLASS C
Shareholder Report [Line Items]
Fund Name	VERSATILE BOND PORTFOLIO
Class Name	CLASS C
Trading Symbol	PRVHX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class C shares (PRVHX)	$83	1.67	%*

*	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%	[1]
Net Assets	$ 92,849,057
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	8.65%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$92,849,057

Total number of portfolio holdings	72

Portfolio turnover rate as of end of reporting period	8.65%

Holdings [Text Block]
What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2025. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

AGGRESSIVE GROWTH PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS I
Trading Symbol	PAGRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class I shares (PAGRX)	$65	1.31	%*

*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 246,191,050
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$246,191,050

Total number of portfolio holdings	42

Portfolio turnover rate as of end of reporting period	—%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2025.
AGGRESSIVE GROWTH PORTFOLIO - CLASS A
Shareholder Report [Line Items]
Fund Name	AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS A
Trading Symbol	PAGDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class A shares (PAGDX)	$78	1.57	%*

*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.57%	[1]
Net Assets	$ 246,191,050
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$246,191,050

Total number of portfolio holdings	42

Portfolio turnover rate as of end of reporting period	—%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2025.
AGGRESSIVE GROWTH PORTFOLIO - CLASS C
Shareholder Report [Line Items]
Fund Name	AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS C
Trading Symbol	PAGHX
Annual or Semi-Annual Statement [Text Block]	T his Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class C shares (PAGHX)	$118	2.38	%*

*	Annualized.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.38%	[1]
Net Assets	$ 246,191,050
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$246,191,050

Total number of portfolio holdings	42

Portfolio turnover rate as of end of reporting period	—%

Holdings [Text Block]	What is the Portfolio invested in ? The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2025.

[1]	Annualized.